Equity (Details) - USD ($)			1 Months Ended	12 Months Ended
	Apr. 02, 2021	Apr. 29, 2019	Aug. 16, 2019	Mar. 31, 2022	Mar. 31, 2021
Equity (Details) [Line Items]
Price per share (in Dollars per share)	$ 6.25
Exercise shares	29,526
Issued shares	59,052
Purchased shares	29,526
Common stock, shares authorized				30,000,000	30,000,000
Common stock, par value (in Dollars per share)				$ 0.01	$ 0.01
Ordinary shares issued				4,440,085	4,381,033
Ordinary shares outstanding				4,440,085	4,381,033
Percentage of statutory reserve after tax				10.00%
Percentage of reserve out of registered capital				50.00%
Statutory reserve (in Dollars)				$ 657,329	$ 323,820
Warrants issued for services, description			the company issued warrants to underwriter (Network 1 Financial Securities, Inc.) and its employees to purchased 59,052 ordinary shares at an exercise price of 125% of the IPO price, namely $6.25 dollars per share, at any time or from time to time from August 13, 2019 (the “Exercise Date”), and at or before 5:00 p.m., Eastern time, February 14, 2022 (the “Expiration Date”).
Warrants issued for services descriptions	the underwriter elects to exercise the purchase warrants which the company offering to the underwriter for initial public offering services. The total exercise shares are 59,052 at a price of $6.25 per share used cashless method. The total exercise shares should be 29,526 at a price of $6.25 per share used cashless method. Due to a calculation mistake the company erroneously issued 59,052 shares to the underwriter.
IPO [Member]
Equity (Details) [Line Items]
Number of ordinary shares		1,181,033
Price per share (in Dollars per share)		$ 5
Total gross proceeds (in Dollars)		$ 5,900,000